Cover Page	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Zscaler, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38413
Entity Tax Identification Number	26-1173892
Entity Address, Address Line One	120 Holger Way
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	533-0288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	ZS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001713683